Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions
Summary of cumulative consideration paid for acquisitions and allocation of purchase price

	2011		2012	2013
Cash Paid (gross of cash acquired)	$80,439	(1)	$131,972	$321,121	(1)
Contingent Consideration	2,900		—	—
Fair Value of Previously Held Equity Interest	11,694		4,265	—
Fair Value of Noncontrolling Interest	—		1,000	—

Total Consideration	95,033		137,237	321,121
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses, Deferred Income Taxes and Other	7,918		18,998	28,532
Property, Plant and Equipment(2)	6,002		11,794	44,681
Customer Relationship Assets(3)	59,100		59,479	173,733
Other Assets	653		4,620	68
Liabilities Assumed and Deferred Income Taxes(4)	(15,245)		(15,947)	(67,645)

Total Fair Value of Identifiable Net Assets Acquired	58,428		78,944	179,369

Goodwill Initially Recorded	$36,605		$58,293	$141,752

(1)
Included in cash paid for acquisitions in the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2013 are contingent and other payments of $132 and $76, respectively related to acquisitions made in the current and previous years.

(2)
Consists primarily of racking structures, leasehold improvements and computer hardware and software.

(3)
The weighted average lives of customer relationship assets associated with acquisitions in 2011, 2012 and 2013 was 20 years, 17 years and 22 years, respectively.

(4)
Consists primarily of accounts payable, accrued expenses, notes payable, deferred revenue and deferred income taxes.